Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Abstract]
Related Parties Transactions

Note 8 - Related Parties Transactions

Accounts Payable - Related Party

The Chief Executive Officer and Chief Information Officer of Spectaire jointly own and are employed by an entity providing staffing services to Spectaire since inception. For the three months ended March 31, 2024 and 2023, $309,182 and $386,782, respectively of staffing services were provided and expensed by the Company as research and development expenses and general and administrative expenses in the condensed consolidated statements of operations of which $0 and $188,000 was due to the entity as of March 31, 2024 and December 31, 2023, respectively. In addition, during the year ended December 31, 2023, $450,000 of Business Combination incentive was provided and expensed by the Company as research and development expenses in the consolidated statement of operations of which there was $232,000 and $267,000 outstanding and included in accrued payroll and bonus within other accrued expenses on the condensed consolidated balance sheet as of March 31, 2024 and December 31, 2023, respectively.

In December 2023, the Chief Financial Officer advanced the Company a total of $20,600 to cover operating costs which is outstanding as of December 31, 2023 and was repaid in January 2024.

Convertible Promissory Notes - Related Party

As discussed in Note 11, certain related parties have entered into convertible notes with the Company.

PIPE Subscription Agreement

As discussed in Note 1, on October 11, 2023, the Company entered into a PIPE Subscription Agreement with an investor. On October 19, 2023, concurrently with the closing of the Business Combination, the investor closed on the purchase of 50,000 Class A Shares at a price of $10.00 per share, for an aggregate purchase price of $500,000. No additional shares were issued under this agreement as of March 31, 2024.

Joint Venture

On December 22, 2023, the Company entered into a joint venture agreement (the “Joint Venture”) with MLab Capital GmbH (“MLab”) and Spectaire Europe GmbH (“JVC”), a wholly owned subsidiary of MLab and an affiliate of a director of the Company. Under the Joint Venture, JVC is responsible for the marketing, sale and manufacture of the Company’s AirCore technology in Europe, the Middle East and South America. In accordance with the Joint Venture, the Company will consequently grant JVC an exclusive, non-sublicensable license to conduct such activities upon closing. In consideration for the rights granted by the Company to JVC, JVC agreed to pay to the Company an amount of $1.5 million. Pursuant to the Joint Venture’s payment schedule, JVC has paid the Company $500,000 as of March 31, 2024 and December 31, 2023, which has been recorded as deferred revenue on the condensed consolidated balance sheet. The remaining $1.0 million in payments to the Company are contingent upon a third party’s approval of the AirCore technology’s effectiveness and the delivery of units specified thereunder. The Joint Venture did not commence operations as of March 31, 2024 and any financial accounts are not material to the condensed consolidated financial statements.

Note 8 - Related Parties Transactions

Accounts Payable - Related Party

The Chief Executive Officer and Chief Information Officer of Spectaire jointly own and are employed by an entity providing staffing services to Spectaire since inception. Prior to the MMS Merger, from the period of September 1, 2022 through December 13, 2022, $563,000 of staffing services were provided and expensed by the Company as research and development expenses and general and administrative expenses in the consolidated statement of operations of which $188,000 was payable as of December 31, 2022. For the year ended December 31, 2023, $1,573,278 of staffing services were provided and expensed by the Company as research and development expenses and general and administrative expenses in the consolidated statement of operations of which there were no amounts due to the entity as of December 31, 2023. In addition, for the year ended December 31, 2023, $450,000 of Business Combination incentive was provided and expensed by the Company as research and development expenses in the consolidated statement of operations of which there was $267,000 outstanding and included in other accrued expenses on the consolidated balance sheet as of December 31, 2023.

In December 2023, the Chief Financial Officer advanced the Company a total of $20,600 to cover operating costs which is outstanding as of December 31, 2023 and was repaid in January 2024.

Convertible Promissory Notes - Related Party

As discussed in Note 12, certain related parties have entered into convertible notes with the Company.

Due to Related Party

As of December 31, 2021, two shareholders had advanced the Company an aggregate of $381,151. The advances were non-interest bearing and due on demand. In connection with the MMS Merger in December 2022, the advances were converted to equity as the shareholders forgave any amounts outstanding.

Note Receivable - Related Party

On March 31, 2023, the Company entered into a promissory note (the “Note) with Perception Capital Corp. II. (the “Maker”) which the Company will advance to the Maker a sum of $500,000. On August 17, 2023, the Note was amended to $778,000 effective June 16, 2023. On September 6, 2023, the Note was further amended to $818,000. The Note does not bear interest and is payable on the date of the termination of the Merger Agreement or at any time at the election of the Maker. On April 3, 2023, and April 18, 2023, the Maker drew down $200,000 and $300,000 on this Note respectively. On June 16, 2023, and June 30, 2023, the Maker drew down an additional $110,000 and $84,000 on this Note respectively. On August 1, 2023 and September 5, 2023, the Maker drew a further $84,000 and $40,000 respectively. Upon the consummation of the Business Combination on October 19, 2023, Perception Capital Corp. II. repaid a total of $125,000 of this Note and was released from all other obligations under this Note and the Note was cancelled, as it was effectively assumed by Spectaire in the Business Combination.

PIPE Subscription Agreement

As discussed in Note 1, on October 11, 2023, the Company entered into a PIPE Subscription Agreement with an investor. On October 19, 2023, concurrently with the closing of the Business Combination, the investor closed on the purchase of 50,000 Class A Shares at a price of $10.00 per share, for an aggregate purchase price of $500,000.

Joint Venture

On December 22, 2023, the Company entered into a joint venture agreement (the “Joint Venture”) with MLab Capital GmbH (“MLab”) and Spectaire Europe GmbH (“JVC”), a wholly owned subsidiary of MLab and an affiliate of a director of the Company. Under the Joint Venture, JVC is responsible for the marketing, sale and manufacture of the Company’s AirCore technology in Europe, the Middle East and South America. In accordance with the Joint Venture, the Company will consequently grant JVC an exclusive, non-sublicensable license to conduct such activities upon closing. In consideration for the rights granted by the Company to JVC, JVC agreed to pay to the Company an amount of $1.5 million. Pursuant to the Joint Venture’s payment schedule, JVC has paid the Company $500,000 as of December 31, 2023, which has been recorded as deferred revenue on the consolidated balance sheet. The remaining $1.0 million in payments to the Company are contingent upon a third party’s approval of the AirCore technology’s effectiveness and the delivery of units specified thereunder. The Joint Venture did not commence operations as of December 31, 2023 and any financial accounts are not material to the consolidated financial statements.